Non-cash Transactions (Narrative) (Details) - CAD ($)	1 Months Ended		12 Months Ended
	Oct. 19, 2017	Feb. 24, 2017	Dec. 31, 2016
Statements Line Items
Debt extinguishment, amount			$ 374,072
Issuance of units for settlement of debt			719,368
Equity issuance price per share	$ 0.41	$ 2.00	$ 1.10